Taxation - Schedule of Changes in Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Changes in Valuation Allowance [Abstract]
Balance at the beginning of the year	$ 11,820	$ 7,577
Additions	2,344	4,459
Foreign currency translation adjustments	(324)	(216)
Balance at the end of the year	$ 13,840	$ 11,820